SECURITIES (Tables)	12 Months Ended
Dec. 31, 2017
SECURITIES [Abstract]
Securities available for sale
Securities available for sale consist of the following at December 31:
	Amortized Cost	Unrealized
		Gains	Losses	Fair Value
	(In thousands)
2017
U.S. Treasury	$898	$—	$—	$898
U.S. agency	25,667	82	67	25,682
U.S. agency residential mortgage-backed	137,785	1,116	983	137,918
U.S. agency commercial mortgage-backed	9,894	36	170	9,760
Private label mortgage-backed	29,011	428	330	29,109
Other asset backed	93,811	202	115	93,898
Obligations of states and political subdivisions	174,073	755	1,883	172,945
Corporate	47,365	578	90	47,853
Trust preferred	2,929	—	127	2,802
Foreign government	2,087	—	27	2,060
Total	$523,520	$3,197	$3,792	$522,925

2016
U.S. agency	$28,909	$159	$80	$28,988
U.S. agency residential mortgage-backed	156,053	1,173	937	156,289
U.S. agency commercial mortgage-backed	12,799	28	195	12,632
Private label mortgage-backed	35,035	216	524	34,727
Other asset backed	146,829	271	391	146,709
Obligations of states and political subdivisions	175,180	478	4,759	170,899
Corporate	56,356	223	399	56,180
Trust preferred	2,922	—	343	2,579
Foreign government	1,626	—	13	1,613
Total	$615,709	$2,548	$7,641	$610,616

Investments in a continuous unrealized loss position
Our investments’ gross unrealized losses and fair values aggregated by investment type and length of time that individual securities have been at a continuous unrealized loss position, at December 31 follows:
	Less Than Twelve Months		Twelve Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(In thousands)
2017
U.S. agency	$5,466	$26	$5,735	$41	$11,201	$67
U.S. agency residential mortgage-backed	22,198	229	40,698	754	62,896	983
U.S. agency commercial mortgage-backed	2,181	34	3,994	136	6,175	170
Private label mortgage-backed	11,390	92	4,396	238	15,786	330
Other asset backed	20,352	40	16,648	75	37,000	115
Obligations of states and political subdivisions	76,574	936	28,246	947	104,820	1,883
Corporate	14,440	33	3,943	57	18,383	90
Trust preferred	—	—	2,802	127	2,802	127
Foreign government	489	10	1,571	17	2,060	27
Total	$153,090	$1,400	$108,033	$2,392	$261,123	$3,792

	Less Than Twelve Months		Twelve Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(In thousands)
2016
U.S. agency	$4,179	$41	$8,217	$39	$12,396	$80
U.S. agency residential mortgage-backed	62,524	732	20,857	205	83,381	937
U.S. agency commercial mortgage-backed	6,079	194	143	1	6,222	195
Private label mortgage-backed	20,545	281	1,413	243	21,958	524
Other asset backed	52,958	172	17,763	219	70,721	391
Obligations of states and political subdivisions	113,078	4,014	14,623	745	127,701	4,759
Corporate	25,546	292	2,810	107	28,356	399
Trust preferred	—	—	2,579	343	2,579	343
Foreign government	1,613	13	—	—	1,613	13
Total	$286,522	$5,739	$68,405	$1,902	$354,927	$7,641

Trust preferred securities
The following table breaks out our trust preferred securities in further detail as of December 31:
	2017		2016
	Fair Value	Net Unrealized Loss	Fair Value	Net Unrealized Loss
	(In thousands)
Trust preferred securities
Rated issues	$1,882	$(69)	$1,800	$(123)
Unrated issues	920	(58)	779	(220)

Private label residential mortgage backed securities below investment grade
At December 31, 2017, three private label mortgage-backed securities had credit related OTTI and are summarized as follows:
	Senior Security	Super Senior Security	Senior Support Security	Total
	(In thousands)
As of December 31, 2017
Fair value	$1,033	$966	$61	$2,060
Amortized cost	891	800	—	1,691
Non-credit unrealized loss	—	—	—	—
Unrealized gain	142	166	61	369
Cumulative credit related OTTI	757	457	380	1,594

Credit losses recognized in earnings on securities available for sale
A roll forward of credit losses recognized in earnings on securities available for sale for the years ending December 31 follow:
	2017	2016	2015
	(In thousands)
Balance at beginning of year	$1,594	$1,594	$1,844
Additions to credit losses on securities for which no previous OTTI was recognized	—	—	—
Increases to credit losses on securities for which OTTI was previously recognized	—	—	—
Decrease to credit losses on securities for which OTTI was previously recognized as a result of disposal	—	—	(250)
Total	$1,594	$1,594	$1,594

Amortized cost and fair value of securities available for sale by contractual maturity
The amortized cost and fair value of securities available for sale at December 31, 2017, by contractual maturity, follow:
	Amortized Cost	Fair Value
	(In thousands)
Maturing within one year	$31,572	$31,589
Maturing after one year but within five years	93,867	93,687
Maturing after five years but within ten years	73,967	74,150
Maturing after ten years	53,613	52,814
	253,019	252,240
U.S. agency residential mortgage-backed	137,785	137,918
U.S. agency commercial mortgage-backed	9,894	9,760
Private label mortgage-backed	29,011	29,109
Other asset backed	93,811	93,898
Total	$523,520	$522,925

Gains and losses realized on sale of securities available for sale
A summary of proceeds from the sale of securities available for sale and gains and losses for the years ended December 31 follow:
	Proceeds	Realized Gains	Losses
	(In thousands)
2017	$17,308	$218	$3
2016	64,103	354	53
2015	12,037	75	—